REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Holders' Details of SBPS

Due to stock exchange transaction with L&A in 2016, 63% share of SBPS was owned by L&A. As of December 31, 2016, the holder details of SBPS are as follows:

	December 31, 2015	December 31, 2016
Holder	Number of Shares	Number of Shares
L&A International Holdings Ltd.	—	17,258,399
Shanghai Oriental Pearl Culture Development Co.,Ltd.	27,438,952	10,180,553

Reconciliation of Redeemable Noncontrolling Interest

A reconciliation of Redeemable noncontrolling interest is as follows:

	Year ended December 31,
	2015	2016
Redeemable noncontrolling interest opening balance	131,497,104	178,605,097
Issuance of Redeemable noncontrolling interest	—
Net loss attributable to redeemable noncontrolling interest	(32,697,713)	(14,724,152)
Accretion of Redeemable noncontrolling interest	79,805,706	82,890,188

Redeemable noncontrolling interest ending balance	178,605,097	246,771,133